Prospectus 1 [Member] Shareholder Fees - Prospectus 1 - PUTNAM MORTGAGE OPPORTUNITIES FUND	May 31, 2026	[1]
Class Y Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[3]
Class R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%

[1]	Effective July 27, 2026, any front-end sales charges applicable to the purchase of fund shares or contingent deferred sales charges applicable to the redemption of fund shares are waived.
[2]	Applies only to certain redemptions of shares bought with no initial sales charge.
[3]	This charge is eliminated after one year.